PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 29,090	$ 900	$ 50,087	$ 3,643
Property, Plant and Equipment, Useful Life			60 months
Champion Acquisition [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions			$ 400,000